Note 13 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 3,234	$ 3,418
State	1,519	1,452
Total current	4,753	4,870
Deferred:
Federal	410	(589)
State	202	(213)
Total deferred	612	(802)
Income tax expense	$ 5,365	$ 4,068